Total operating costs	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Total operating costs
Total operating costs
The following tables summarise the significant cost items by nature within operating costs for the years presented:

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
Transportation costs(A)	958	851	631
Employee benefits	1,116	1,110	975
Depreciation of property, plant and equipment, excluding restructuring	236	246	245
Amortisation of intangible assets	6	7	4
Restructuring charges, including accelerated depreciation(B)	—	1	45
Other selling and distribution expenses	862	769	596
Total selling and distribution expenses	3,178	2,984	2,496
Transportation costs(A)	3	16	2
Employee benefits	608	544	462
Depreciation of property, plant and equipment, excluding restructuring	93	99	76
Amortisation of intangible assets	130	94	83
Acquisition related costs	12	3	49
Restructuring charges, including accelerated depreciation(B)	85	143	91
Other administrative expenses	379	351	311
Total administrative expenses	1,310	1,250	1,074
Total operating expenses	4,488	4,234	3,570
(A)Transportation costs include warehousing and delivery costs to the final customer destination. They exclude depreciation and amortisation.
(B)See restructuring costs table.

	Year ended 31 December
	2023	2022	2021
Restructuring costs	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 22)	78	115	93
Amount of provision unused (Note 22)	(10)	(8)	(13)
Accelerated depreciation and non-cash costs	11	44	60
Other cash costs(A)	15	12	13
Total restructuring costs	94	163	153
Restructuring costs by function:
Cost of sales	9	19	17
Selling and distribution expenses	—	1	45
Administrative expenses	85	143	91
(A)Other cash costs primarily relate to professional fees, which include consultancy costs, legal fees and other costs directly associated with restructuring.
Restructuring costs charged in arriving at operating profit for the years presented include restructuring costs arising under the following programmes and initiatives.
Accelerate competitiveness
In October 2020, the Group announced a number of proposals aimed at improving productivity through the use of technology enabled solutions. Included in these proposals was the closure of certain production facilities, including Liederbach and Sodenthaler in Germany and Malaga in Iberia. These proposals continue the focus on network optimisation and site rationalisation of the Group, with the majority of the impacted activities to be transferred within our network of facilities in each respective territory.
The proposals are also expected to impact a number of functions across the Group, including business process technology, customer service, sales and marketing, and finance, as the Group seeks to reduce complexity, improve efficiency and increase the use of technology.
In 2023, as part of the continuation of this program, the Group announced additional restructuring proposals. These initiatives resulted in €7 million of restructuring charges primarily related to severance costs. As at 31 December 2023, the programme is substantially complete.

In November 2022, the Group announced a new efficiency programme to be delivered by the end of 2028. This programme focusses on further supply chain efficiencies, leveraging global procurement and a more integrated shared service centre model, all enabled by next generation technology including digital tools and data and analytics.
In 2023, as part of this efficiency programme, the Group announced restructuring proposals resulting in €82 million of recognised costs primarily related to expected severance payments.
Staff costs
Staff costs included within the income statement were as follows:

	Year ended 31 December
	2023	2022	2021
Employee costs	€ million	€ million	€ million
Wages and salaries	1,841	1,769	1,544
Social security costs	339	316	302
Pension and other employee benefits	253	233	170
Total employee costs	2,433	2,318	2,016
Directors’ remuneration information is disclosed in the Directors’ remuneration report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2023	2022	2021
	No. in thousands	No. in thousands	No. in thousands
Commercial	11.6	12.5	10.9
Supply chain	17.1	16.6	14.9
Support functions	4.1	4.0	3.9
Total average staff employed	32.8	33.1	29.7
Auditor’s remuneration
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	Year ended 31 December
	2023	2022	2021
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements(A)	3,759	3,136	4,751
Audit of the Company’s subsidiaries	6,269	6,248	5,493
Total audit	10,028	9,384	10,244
Audit-related assurance services(B)	1,019	1,002	1,234
Other assurance services	717	213	313
Total audit and audit-related assurance services	11,764	10,599	11,791
All other services(C)	36	47	35
Total non-audit or non-audit-related assurance services	36	47	35
Total audit and all other fees	11,800	10,646	11,826
(A)Fees in respect of the audit of the accounts of the Company, including the Group's consolidated financial statements.
(B)Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transactions entered into with TCCC, issuance of comfort letters for debt issuances, regulatory inspections, certain accounting consultations and other attested engagements.
(C)Represents fees for all other allowable services.